1. COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Companys Operations
Schedule of equity interest

1.1.	Equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.20	12.31.19
BRF GmbH		Holding	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	99.90	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC		Import, industrialization and commercialization of products	Russia	0.10	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
BRF Hungary LLC	(c)	Import and commercialization of products	Hungary	-	100.00
Compañía Paraguaya Comercial S.A.	(g)	Import and commercialization of products	Paraguay	-	99.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.	(n)	Holding	Argentina	4.36	5.00
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.	(o)	Holding	Argentina	95.64	95.00
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.		Import and export of products	Cayman Island	100.00	100.00
BFF International Ltd.	(f)	Financial fundraising	Cayman Island	-	100.00
Highline International	(h)	Financial fundraising	Cayman Island	-	100.00
Sadia Overseas Ltd.	(e)	Financial fundraising	Cayman Island	-	100.00
ProudFood Lda		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
BRF Global Namíbia	(k)	Import and commercialization of products	Namibia	-	100.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
BRF Austria GmbH		Holding	Austria	100.00	100.00
One Foods Holdings Ltd		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC		Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products	(b)	Import and commercialization of products	Saudi Arabia	100.00	75.00
BRF Al Yasra Food K.S.C.C. ("BRF AFC")		Import, commercialization and distribution of products	Kuwait	75.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")		Import, commercialization and distribution of products	Oman	70.00	70.00
FFM Further Processing Sdn. Bhd.	(d)	Industrialization, import and commercialization of products	Malaysia	-	70.00
FFQ GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
TBQ Foods GmbH		Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	0.01	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL		Industrialization of grains and animal feed	Romania	99.99	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC		Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar		Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (l)	Industrialization and commercialization of dairy products	Argentina	99.99	99.94
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
PP-BIO Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10

				% equity interest
Entity		Main activity	Country (1)	12.31.20	12.31.19
Sadia Chile S.A.	(j)	Import, export and marketing of products	Chile	60.00	-
Sadia International Ltd.		Import and commercialization of products	Cayman Island	100.00	100.00
Sadia Chile S.A.	(j)	Import, export and marketing of products	Chile	-	60.00
Sadia Uruguay S.A.	(i)	Import and commercialization of products	Uruguay	-	5.10
Sadia Uruguay S.A.	(i)	Import and commercialization of products	Uruguay	100.00	94.90
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Compañía Paraguaya Comercial S.A.	(g)	Import and commercialization of products	Paraguay	-	1.00
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a) (m)	Industrialization and commercialization of dairy products	Argentina	0.01	0.06
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01

(1)	UAE – United Arab Emirates.

a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
b)	On April 21, 2020, Badi Ltd. acquired the non-controlling portion of Al-Wafi Al-Takamol International for Foods Products by the amount equivalent to R$100,390 (USD 19,000).
c)	On June 10, 2020, BRF Hungary LLC was dissolved.
d)	On June 24, 2020, BRF Foods GmbH sold all shares held in FFM Further Processing Sdn. Bhd. to FFM Berhad for the amount equivalent to R$38,546 (USD7,350). The amount received is presented in the Investing Activities on the Statement of Cash Flows.
e)	On July 8, 2020, Sadia Overseas Ltd. was liquidated.
f)	On October 22, 2020 the subsidiary BFFI International Ltd. was dissolved.
g)	On November 3, 2020 the subsidiary Compañía Paraguaya Comercial S.A. was dissolved.
h)	On November 5, 2020 the subsidiary Highline International was dissolved.
i)	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 50% held in Sadia Uruguay S.A.
j)	On November 10, 2020 Sadia International Ltd. sold to BRF S.A. the participation of 60% held in Sadia Chile S.A.
k)	On November 11, 2020 the subsidiary BRF Global Namíbia was dissolved.
l)	On December 3, 2020, BRF S.A. became owner of 99.99% of Establecimiento Levino Zaccardi y Cia. S.A.
m)	On December 3, 2020, Vip S.A. Empreendimentos e Participações Imobiliárias became owner of 0.01% of Establecimiento Levino Zaccardi y Cia. S.A.
n)	On December 17, 2020, Eclipse Holding Cöoperatief U.A. became owner of 4.36% of Buenos Aires Fortune S.A.
o)	On December 17, 2020, Eclipse Latam Holdings became owner of 95.64% of Buenos Aires Fortune S.A.

Schedule of consolidated financial statements consolidated financial statements and those filed with the CVM,

The main differences between these consolidated financial statements and those filed with the CVM, are disclosed below:

	As filed with the CVM		Adjustment for class action settlement		As filed with the SEC		Corresponding notes
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20
Statement of income (loss)
Other operating income (expenses), net	(254,178)	428,820	204,436	(204,436)	(49,742)	224,384	24 and 26
Income taxes	242,271	125,887	(69,508)	69,508	172,763	195,395	10
Net income from continuing operations	1,390,069	1,213,261	134,928	(134,928)	1,524,997	1,078,333	22

Statement of Financial Position
Other current liabilities	814,638	512,591	-	204,436	814,638	717,027	-
Deferred income taxes	2,109,064	1,845,862	-	69,508	2,109,064	1,915,370	10
Accumulated losses	(2,594,028)	(3,996,985)	-	(134,928)	(2,594,028)	(4,131,913)	21.3
Total assets and total liabilities and equity	49,664,906	41,700,631	-	69,508	49,664,906	41,770,139	-

Schedule of statement of income (loss)

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the statement of income (loss) within the following line items:

12.31.20
Cost of sales (1)	(356,960)
Selling expenses	(56,307)
General and administrative expenses	(86,032)
(499,299)
(1)	Includes non-incremental expenditures related do idleness in the amount of R$55,926.